Annual Total Returns - Franklin Florida Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-22 - Franklin Florida Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	10.22%
Annual Return 2012	6.58%
Annual Return 2013	(6.22%)
Annual Return 2014	9.86%
Annual Return 2015	2.53%
Annual Return 2016	1.29%
Annual Return 2017	1.72%
Annual Return 2018	1.84%
Annual Return 2019	5.61%
Annual Return 2020	3.95%